SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 20, 2024	Mar. 12, 2024	Jan. 31, 2024	Dec. 31, 2023
Issuance of shares of common stock				2,740,000
Subsequent Event [Member]
Warrants exercised to purchase common stock	5,307,500
Issuance of shares of common stock	3,764,559
Outstanding principal balances		$ 480,000
Warrants to purchase shares of common stock		480,000
Note payable		$ 761,247
Discount		$ 294,017
Notes payable maturity date		matured between January 29, 2024 and March 12, 2024
Exercisable price per share		$ 1.00
Subsequent Event [Member] | Two Directors [Member]
Exercised			250,000
Received options, Value			$ 474,000